Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
Long-term debt consists of the following at December 31, 2014 and 2013 (amounts in thousands):

	2014	2013
2021 Notes (a)	$325,000	325,000
2019 Notes (b)	425,000	425,000
Senior Credit Facility (c)	279,000	261,000
Wells Fargo note payable (d)	9,767	—
Rural Utilities Service ("RUS") debt (e)	29	39,425
Debt	1,038,796	1,050,425
Less unamortized discount paid on the 2019 Notes	2,118	2,445
Less current portion of long-term debt	622	2,836
Long-term debt, net	$1,036,056	1,045,144

Debt Instrument Redemption
The 2021 Notes are not redeemable prior to June 1, 2016.  At any time on or after June 1, 2016, the 2021 Notes are redeemable at our option, in whole or in part, on not less than thirty nor more than sixty days’ notice, at the following redemption prices (expressed as percentages of principal amount), plus accrued and unpaid interest (if any) to the date of redemption:

If redeemed during the twelve month period commencing June 1 of the year indicated:	Redemption Price
2016	103.375%
2017	102.250%
2018	101.125%
2019 and thereafter	100.000%
The 2019 Notes are redeemable at our option, in whole or in part, on not less than thirty days nor more than sixty days notice, at the following redemption prices (expressed as percentages of principle amount), plus accrued and unpaid interest (if any) to the date of redemption:

If redeemed during the twelve month period commencing November 15 of the year indicated:	Redemption Price
2014	104.313%
2015	103.000%
2016	101.438%
2017 and thereafter	100.000%

Interest Margin
The interest rate on our Senior Credit Facility is London Interbank Offered Rate (“LIBOR”) plus the following Applicable Margin set forth opposite each applicable Total Leverage Ratio below.

Total Leverage Ratio (as defined)	Applicable Margin
>=5.5	3.00%
>=5.0 but <5.5	2.75%
>=4.5 but <5.0	2.50%
>=4.0 but <4.5	2.25%
<4.0	2.00%

Schedule of Maturities of Long-term Debt
Maturities of long-term debt as of December 31, 2014 are as follows (amounts in thousands):

Years ending December 31,
2015	$622
2016	604
2017	619
2018	279,635
2019	425,651
2020 and thereafter	331,665
Total debt	1,038,796
Less unamortized discount paid on 2019 Notes	2,118
Less current portion of long-term debt	622
Long-term debt, net	$1,036,056